Warrants Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants Payable [Abstract]
Warrants payable
10. Warrants payable
In conjunction with the Loan Facility effective March 21, 2017, the Corporation issued warrants to purchase 1,266,284 shares of the Corporation’s Series D preferred stock at an exercise price of $9.38 per share, which expire on September 30, 2027. The warrants are exercisable at any time up to the expiration date. Per the original terms, in the event of an automatic conversion of the preferred stock prior to the exercise of the warrants, the warrants shall be exercisable in common stock. On October 5, 2020, the Corporation entered into the Merger Agreement with SCH and simultaneously amended the warrants to be automatically exercisable for common stock in connection with the Business Combination. Additionally, the original strike price of the warrants changed from $9.38 per share to $0.
The warrants were accounted for as derivative instruments and the initial fair value of approximately $1.2 million, which was calculated using a Black-Scholes based valuation model, was recorded as a discount to the carrying amount of the Loan Facility. This discount was being amortized using the effective interest method over the term of the Loan Facility. The warrants were recorded as liabilities and were being marked to market at each reporting period.

In September 2015, the Corporation issued warrants to purchase 2,100,000 shares of the Corporation’s common stock at an exercise price of $1.04 per share which expire on September 2, 2022. The warrants were exercisable at any time up to the expiration date. The warrants were also contingently exercisable for an additional 2,100,000 shares based proportionally on the aggregate principal amounts of additional notes borrowed by the Corporation.
Pursuant to the Merger Agreement, the warrants automatically converted into 3,484,154 shares of Legacy Clover common stock and, after giving effect to the Exchange Ratio converted into 7,205,490 shares of Class B Common Stock upon the closing of the Business Combination.
Public Warrants and Private Placement Warrants
As a result of the Business Combination, the Corporation acquired from SCH, as of January 7, 2021, Public Warrants outstanding to purchase an aggregate of 27,599,938 shares of the Corporation’s Class A Common Stock and Private Placement Warrants outstanding to purchase an aggregate of 10,933,333 shares of the Corporation’s Class A Common Stock. Each whole Warrant entitles the registered holder to purchase one whole share of Class A Common Stock at a price of $11.50 per share, at any time commencing on April 24, 2021.
Redemption of Warrants for Cash
Once the Public Warrants become exercisable, the Corporation may call the Public Warrants for redemption:

•	in whole and not in part;

•	at a price of $0.01 per Public Warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported sale price of the Class A Common Stock for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Corporation sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like).

If and when the Public Warrants become redeemable, the Corporation may exercise the redemption right even if the Corporation is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of Warrants for Class A Common Stock
Once the Public Warrants become exercisable, the Corporation may redeem the outstanding Public Warrants:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive a number of shares based on the redemption date and the “fair market value” of the Corporation’s Class A Common Stock;

•	if, and only if, the value equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like); and

•
if the Reference Value (closing stock price for 20 out of 30 trading days) is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable
except as described above so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Corporation and exercisable by such holders on the same basis as the Public Warrants. Except as described above, if holders of the Private Placement Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering the warrants for that number of shares of Class A Common Stock equal to the quotient obtained by dividing the product of the number of shares of Class A Common Stock underlying the warrants multiplied by the excess of the “historical fair market value” (defined below) less the exercise price of the warrants, by the historical fair market value (a “Make-Whole Exercise”). For these purposes, the “historical fair market value” shall mean the average last reported sale price of the Class A Common Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent.

As of March 31, 2021, the aggregate values of the Public Warrants and the Private Placement Warrants were $44.4 million and $17.6 million, respectively, representing Warrants outstanding to purchase 27,599,938 shares and 10,933,333 shares, respectively, of the Corporation’s Class A Common Stock. The Warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrants payable on the Condensed Consolidated Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants payable in the Condensed Consolidated Statement of Operations and Comprehensive Loss. See Note 5, “Fair value measurements” for additional information.

14
.
Warrants payable
In conjunction with the Loan Facility effective March 21, 2017, the Corporation issued warrants to purchase 2,618,770 shares of the Corporation’s Series D preferred stock at an exercise price of $4.5346 per share, which expire on September 30, 2027. The warrants are exercisable at any time and up to the expiration date. Per the original terms, in the event of an automatic conversion of the preferred stock prior to the exercise of the warrants, the warrants shall be exercisable in common stock. On October 5, 2020, the Corporation entered into the Merger Agreement with SCH and simultaneously amended the warrants to be exercisable in common stock based on the merger event with SCH (see Note 26 “Subsequent events,” for additional information on the merger event). Additionally, the original strike price of the warrants changed from $4.5346 per share to $0.
The warrants were accounted for as derivative instruments and the initial fair value of approximately $1.2 million, which was calculated using a Black-Scholes based valuation model, was recorded as a discount to the carrying amount of the Loan Facility. This discount is being amortized using the effective interest method over the term of the Loan Facility. The warrants were recorded as liabilities and are being marked to market at each reporting period.
In September 2015, the Corporation issued warrants to purchase 4,342,956 shares of the Corporation’s common stock at an exercise price of $0.5039 per share which expire on September 2, 2022. The warrants are exercisable at any time up to the expiration date. The warrants are also contingently exercisable for an additional 4,342,956 shares based proportionally on the aggregate principal amounts of additional notes borrowed by the Corporation. As a result of the Merger Agreement, the warrants automatically convert into common stock based on the merger event with SCH. The warrants are being recorded at fair value and are reflected as liabilities on the Corporation’s Consolidated Balance Sheets at each reporting period. See Note 5 “Fair value measurements,” for additional information.